MASSMUTUAL FUNDS
MassMutual Main Street Fund
Supplement dated December 2, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information for Paul Larson found under the heading Portfolio Manager(s) in the section titled Management (page 46 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 99 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-22-05
MS-22-02

MASSMUTUAL FUNDS
MassMutual Main Street Fund
Supplement dated December 2, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The information for Paul Larson found on page B-151 in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-22-05